Additional Information of Expenses by Nature - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Top of range [member] | Compensation to Directors [member]
Expense by nature [line items]
Profit sharing bonus, percentage	0.30%	0.30%	0.30%
Bottom of range [member] | Bonus to Employees [member]
Expense by nature [line items]
Profit sharing bonus, percentage	1.00%	1.00%	1.00%